Derivative financial instruments - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments classification
Gain (loss) recognized in the income statement	$ 244	$ (266)	$ 454
Financial settlement inflows (outflows)	(324)	(67)	(240)
Derivatives not designated as hedge | Options - MBR
Financial instruments classification
Gain (loss) recognized in the income statement	8	62	135
Derivatives not designated as hedge | Conversion options - VLI
Financial instruments classification
Gain (loss) recognized in the income statement	35		61
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Gain (loss) recognized in the income statement	42	(279)	313
Financial settlement inflows (outflows)	(406)	(121)	(241)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Gain (loss) recognized in the income statement	(39)	(206)	152
Financial settlement inflows (outflows)	(381)	(135)	(181)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Gain (loss) recognized in the income statement	118	(23)	43
Financial settlement inflows (outflows)	(28)	7	(20)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Gain (loss) recognized in the income statement	(39)	(27)	36
Financial settlement inflows (outflows)	(5)	(3)	(39)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Euro forward
Financial instruments classification
Gain (loss) recognized in the income statement			46
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dolar swap
Financial instruments classification
Gain (loss) recognized in the income statement	2	(23)	36
Financial settlement inflows (outflows)	8	10	(1)
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Gain (loss) recognized in the income statement	100	(19)	(50)
Financial settlement inflows (outflows)	50	57	1
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Gain (loss) recognized in the income statement	58	(25)	30
Financial settlement inflows (outflows)	48	8	4
Derivatives not designated as hedge | Commodities price risk | Bunker oil
Financial instruments classification
Financial settlement inflows (outflows)	2	49	(3)
Derivatives not designated as hedge | Commodities price risk | Bunker oil, Gasoil and Brent
Financial instruments classification
Gain (loss) recognized in the income statement	42	6	(80)
Derivatives not designated as hedge | Others
Financial instruments classification
Gain (loss) recognized in the income statement	59	(30)	(5)
Financial settlement inflows (outflows)	21	(3)
Derivatives designated as cash flow hedge
Financial instruments classification
Gain (loss) recognized in the income statement	102	$ 32	$ 191
Gain recognized in other comprehensive income	150
Derivatives designated as cash flow hedge | Nickel
Financial instruments classification
Financial settlement inflows (outflows)	11
Gain recognized in other comprehensive income	$ 150